Asset retirement obligations - Summary of Present Value of Estimated Future Net Cash Outflows (Details)	Dec. 31, 2019	Dec. 31, 2018
Turkey
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.80%
Discount rate	1.90%	2.70%
Turkey | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate		2.20%
Turkey | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate		2.30%
Canada
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.80%
Discount rate	1.90%	2.70%
Canada | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate		2.20%
Canada | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate		2.30%
Greece | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.70%	2.20%
Discount rate	1.70%	2.50%
Greece | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.90%	2.30%
Discount rate	2.30%	2.90%
Romania
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.90%
Discount rate	2.30%	2.90%
Romania | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate		2.20%
Romania | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate		2.30%
Brazil
Disclosure of Asset Retirement Obligations [line items]
Inflation rate	1.60%
Discount rate	1.60%	2.60%
Brazil | Bottom of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate		2.20%
Brazil | Top of range
Disclosure of Asset Retirement Obligations [line items]
Inflation rate		2.30%